UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended:  June 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Peter L. Falb                     Principal                        617-742-0666
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Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Peter L. Falb
------------------------------
Boston, Massachusetts
08/11/00


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  -----
Form 13F Information Table Entry Total: 63
                                       ----
Form 13F Information Table Value Total: 44,818,165
                                       ------------



Other Managers on Whose Behalf this Report is Filed:

None

Managers Reporting on Behalf of Reporting Manager:

None

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                 002824100     392      8800      8800     0                    8800     0
Act Networks Inc             Com                 000975102     416     27200     27200     0                   27200     0
ADE Corp MA                  Com                 00089C107     633     33102     33102     0                   33102     0
Agilent Techn                Com                 00846U101     242      3204      3090   114                    3090   114
AK Steel Hlgs                Pfd CV $ 3.625      042170407     973     21625     21625     0                   21625     0
Alliance World Dollar Gov    Com                 01879R106     095     10088     10088     0                   10088     0
Atmos Energy Corp            Com                 049560105     386     22100     21800   300                   21800   300
Aust & NZ BnkGrp             Sponsored ADR       052528304    1239     32575     32375   200                   32375   200
Banc One Corp                Com                 059438101     281     10600     10600     0                   10600     0
Barrick Gold Cp              Com                 067901108     907     49900     49900     0                   49900     0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     686    700000    700000     0                  700000     0
Battle Mtn Gold              Pfd Conv $3.25      071593305     539     18300     18100   200                   18100   200
Bell Atlantic                Com                 077853109     218      4296      4296     0                    4296     0
BP Amoco                     Sponsored ADR       055622104    1269     22436     22436     0                   22436     0
Brasxan Corp                 CL A LTD VT SH      10549P606     517     43550     42850   700                   42850   700
Bristol Myers Squibb         Com                 110122108     881     15200     14600   600                   14600   600
Broken Hill Prop             Sponsored ADR       112169602     339     14280     13840   440                   13840   440
Coeur d'Alene                Com                 192108108     060     24767     24767     0                   24767     0
Corus Group                  Sponsored ADR       22087M101     230     16066     16066     0                   16066     0
Duke Energy                  Com                 264399106     910     16150     16150     0                   16150     0
Exxon Mobil Corp             Com                 30231G102    2316     29504     29504     0                   29504     0
Federal Mogul Corp           Com                 313549107     245     25500     25500     0                   25500     0
Federated Department Stores  Com                 31410H101     691     20500     20500     0                   20500     0
First Aust Pr Inc Fd         Com                 318653102     589    127515    127515     0                  127515     0
Ford Motor Co                Com                 345370100    1214     28250     28250     0                   28250     0
General Electric             Com                 369604103    2078     39220     36220 3,000                   36220 3,000
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206    1358     19700     19700     0                   19700     0
GTE Corp                     Com                 362320103     889     14350     14350     0                   14350     0
H&Q Life Sciences Fd         Sh Ben Int          404053100     667     22500     22200   300                   22200   300
Halliburton                  Com                 406216101     217      4600      4200   400                    4200   400
Hecla Mng Co                 Pfd Cv Ser B        422704205     506     25500     25500     0                   25500     0
Hewlett Packard              Com                 428236102    1069      8600      8300   300                    8300   300
Homestake Mining             Com                 437614100     148     21575     21575     0                   21575     0
Input/Output                 Com                 457652105    1094    131650    131650     0                  131650     0
Kemper High Income           Sh Ben Int          48841G106     397     48900     48900     0                   48900     0
Lucent Techn                 Com                 549463197     959     16199     16199     0                   16199     0
MA Health & Educ TE          Sh Ben Int          575672100     272     22000     22000     0                   22000     0
Meditronic                   Com                 585055106     410      8245      8245     0                    8245     0
Mentor Graphics Corp         Com                 587200106     922     46400     46400     0                   46400     0
Merck&Co Inc                 Com                 589331107     471      6214      6214     0                    6214     0
Montana Power                Com                 612085100     305      8600      8000   600                    8000   600
MS/DW Incm                   Com                 61745P874    1204     74400     74400     0                   74400     0
New Century Energies         Com                 64352U103    1377     45900     45100   800                   45100   800
Newmont Mining               Com                 651639106     278     12898     12898     0                   12898     0
Novell Inc                   Com                 670006105     321     34800     34800     0                   34800     0
Nuveen Calif Mun Value Fd    Com                 67062C107     096     10802     10802     0                   10802     0
Occidental Petro Crp         Com                 674599105     970     46100     46100     0                   46100     0
Olin Corp                    Com                 680665205     556     33700     33700     0                   33700     0
Pharmacia Corp               Com                 71713U102    1260     24395     24276   119                   24276   119
Printronix Inc               Com                 742578107     248     18900     18900     0                   18900     0
Schering Plough Corp         Com                 806605101     308      6100      6100     0                    6100     0
Scudder Global               Com                 81115E101     140     27700     27700     0                   27700     0
Senior High Income Portfolio Com                 81721E107     879    129100    129100     0                  129100     0
Standard Register Co.        Com                 853887107     394     27700     27700     0                   27700     0
Telcom NewZealand            Sponsored ADR       879278208     732     26050     26050     0                   26050     0
Telecom Italia               Spon ADR Ord        879403780     206      1500      1500     0                    1500     0
Telefo de Mex'L              Sp ADR REP ORD      882848104     775     13582     13582     0                   13582     0
Thermo Electron Corp         Com                 887389104    1313     62350     62350     0                   62350     0
Timken Co                    Com                 891041105     741     39800     39800     0                   39800     0
Toreador Royalty Cp          Com                 931142103    3147    599600    598800   800                  598800   800
Trinity Industries, Inc.     Com                 896522109     355     19200     19200     0                   19200     0
TXU Corporation              Com                 873168108     606     20550     20550     0                   20550     0
Washington Mutual Inc        Com                 891041105     852     29600     29600     0                   29600     0


